Statutory Reserves and Restricted Net Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
PRC subsidiaries [Member]
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Restricted net assets	$ 241,512,633	$ 188,481,193